Derivatives and hedging activities	6 Months Ended
Jun. 30, 2016
Derivatives and hedging activities
26 Derivatives and hedging activities
> Refer to “Note 32 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 29 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q16	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	9,125.6	3.2	3.5	0.0	0.0	0.0
Swaps	14,860.7	151.8	146.2	46.2	1.6	1.3
Options bought and sold (OTC)	2,523.5	64.9	62.5	0.0	0.0	0.0
Futures	755.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	330.8	0.1	0.2	0.0	0.0	0.0
Interest rate products	27,596.5	220.0	212.4	46.2	1.6	1.3
Forwards	1,099.8	19.0	18.7	10.9	0.0	0.1
Swaps	933.7	32.7	43.5	0.0	0.0	0.0
Options bought and sold (OTC)	474.8	9.0	9.8	5.5	0.0	0.0
Futures	26.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	16.9	0.5	0.1	0.0	0.0	0.0
Foreign exchange products	2,552.0	61.2	72.1	16.4	0.0	0.1
Forwards	2.3	0.0	0.1	0.0	0.0	0.0
Swaps	175.4	4.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	240.0	8.3	8.2	0.0	0.0	0.0
Futures	47.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	336.3	12.4	15.4	0.0	0.0	0.0
Equity/index-related products	801.7	25.4	30.7	0.0	0.0	0.0
Credit derivatives [2]	813.3	13.6	14.0	0.0	0.0	0.0
Forwards	7.1	0.1	0.1	0.0	0.0	0.0
Swaps	20.1	2.2	1.5	0.0	0.0	0.0
Options bought and sold (OTC)	15.4	0.3	0.3	0.0	0.0	0.0
Futures	14.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.9	0.0	0.1	0.0	0.0	0.0
Other products [3]	60.0	2.6	2.0	0.0	0.0	0.0
Total derivative instruments	31,823.5	322.8	331.2	62.6	1.6	1.4
The notional amount, PRV and NRV (trading and hedging) was CHF 31,886.1 billion, CHF 324.4 billion and CHF 332.6 billion, respectively, as of June 30, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q15	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,737.7	118.3	112.8	54.3	1.3	1.0
Options bought and sold (OTC)	2,856.0	49.2	47.4	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,811.5	168.6	161.4	54.3	1.3	1.0
Forwards	1,498.4	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.7	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,119.4	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.8	5.1	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.1	8.4	7.5	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	722.5	22.6	25.7	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,533.0	272.4	277.4	73.2	1.3	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 33,606.2 billion, CHF 273.7 billion and CHF 278.5 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Netting of derivative instruments
> Refer to “Derivatives” in Note 22 – Offsetting of financial assets and financial liabilities for further information of the netting of derivative instruments.
Fair value hedges
in	2Q16	1Q16	2Q15	6M16	6M15
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	689	1,218	(606)	1,907	(559)
Foreign exchange products	0	0	0	0	2
Total	689	1,218	(606)	1,907	(557)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(751)	(1,320)	619	(2,071)	577
Foreign exchange products	0	0	0	0	(2)
Total	(751)	(1,320)	619	(2,071)	575
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(62)	(102)	13	(164)	18
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	2Q16		1Q16		2Q15		6M16		6M15
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	35		62		(5)		97		54
Foreign exchange products	(4)		(5)		29		(9)		(21)
Total	31		57		24		88		33
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	8	[1]	8	[1]	9	[1,2]	16	[1]	18	[1,2]
Foreign exchange products	(2)	[2,3,4]	(9)	[3,4]	(16)	[2,3,4]	(11)	[2,3,4]	(31)	[2,3,4]
Total	6		(1)		(7)		5		(13)
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(1)		32		(6)		31		(2)
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.
As of the end of 2Q16, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five years.
The net gain associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income/loss (AOCI) within the next 12 months is CHF 27 million.
Net investment hedges
in	2Q16	1Q16	2Q15	6M16	6M15
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(232)	(20)	321	(252)	808
Total	(232)	(20)	321	(252)	808
Represents gains/(losses) on effective portion.
The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.
The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
end of	2Q16				4Q15
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	14.3	0.5	1.2	16.0	13.2	0.5	1.4	15.1
Collateral posted	13.3	0.5	–	13.8	12.3	0.5	–	12.8
Additional collateral required in a one-notch downgrade event	0.3	0.5	0.1	0.9	0.7	0.4	0.1	1.2
Additional collateral required in a two-notch downgrade event	1.5	0.8	0.6	2.9	1.8	0.7	0.6	3.1
Additional collateral required in a three-notch downgrade event	1.8	0.9	0.8	3.5	2.1	1.3	0.8	4.2
Credit derivatives
> Refer to “Note 32 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on credit derivatives.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 8.8 billion and CHF 7.8 billion as of the end of 2Q16 and 4Q15, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	2Q16						4Q15
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(183.4)	174.5		(8.9)	20.7	1.0	(199.6)	188.6		(11.0)	26.9	1.0
Non-investment grade	(64.3)	62.2		(2.1)	11.8	(1.4)	(65.2)	61.1		(4.1)	15.7	(3.2)
Total single-name instruments	(247.7)	236.7		(11.0)	32.5	(0.4)	(264.8)	249.7		(15.1)	42.6	(2.2)
of which sovereign	(46.9)	42.9		(4.0)	7.1	(1.1)	(47.5)	43.9		(3.6)	6.1	(1.1)
of which non-sovereign	(200.8)	193.8		(7.0)	25.4	0.7	(217.3)	205.8		(11.5)	36.5	(1.1)
Multi-name instruments (CHF billion)
Investment grade [2]	(103.4)	101.4		(2.0)	32.0	(0.7)	(89.1)	88.3		(0.8)	31.6	(0.5)
Non-investment grade	(21.6)	15.7	[3]	(5.9)	4.5	0.4	(24.4)	18.0	[3]	(6.4)	6.2	0.2
Total multi-name instruments	(125.0)	117.1		(7.9)	36.5	(0.3)	(113.5)	106.3		(7.2)	37.8	(0.3)
of which sovereign	(0.6)	0.6		0.0	0.8	0.0	(1.0)	1.0		0.0	1.0	0.0
of which non-sovereign	(124.4)	116.5		(7.9)	35.7	(0.3)	(112.5)	105.3		(7.2)	36.8	(0.3)
Total instruments (CHF billion)
Investment grade [2]	(286.8)	275.9		(10.9)	52.7	0.3	(288.7)	276.9		(11.8)	58.5	0.5
Non-investment grade	(85.9)	77.9		(8.0)	16.3	(1.0)	(89.6)	79.1		(10.5)	21.9	(3.0)
Total instruments	(372.7)	353.8		(18.9)	69.0	(0.7)	(378.3)	356.0		(22.3)	80.4	(2.5)
of which sovereign	(47.5)	43.5		(4.0)	7.9	(1.1)	(48.5)	44.9		(3.6)	7.1	(1.1)
of which non-sovereign	(325.2)	310.3		(14.9)	61.1	0.4	(329.8)	311.1		(18.7)	73.3	(1.4)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.
Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events.
Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold.
Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.
Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2Q16	4Q15
Credit derivatives (CHF billion)
Credit protection sold	372.7	378.3
Credit protection purchased	353.8	356.0
Other protection purchased	69.0	80.4
Other instruments [1]	17.8	17.2
Total credit derivatives	813.3	831.9
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q16 (CHF billion)
Single-name instruments	54.1	177.1	16.5	247.7
Multi-name instruments	17.6	98.8	8.6	125.0
Total instruments	71.7	275.9	25.1	372.7
4Q15 (CHF billion)
Single-name instruments	52.1	196.4	16.3	264.8
Multi-name instruments	19.0	84.9	9.6	113.5
Total instruments	71.1	281.3	25.9	378.3